Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future minimum lease payments
Operating lease commitments	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of December 31, 2017:	$34,005	$8,792	$17,011	$8,202	$—

Schedule of purchase commitments
Purchase commitments	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of December 31, 2017:	$384,621	$366,939	$17,627	$55	$—

Schedule of Notes 2022 maturity
2022 Notes	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of December 31, 2017:	$956,750	$13,219	$22,500	$921,031	$—